Consolidated Statements of Comprehensive Income (Unaudited) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Statement of comprehensive income [abstract]
Net profit	¥ 368,594	¥ 325,377
Remeasurements of defined benefit plans:
Gains (losses) arising during the period, before tax	75,974	168,202
Equity instruments at fair value through other comprehensive income:
Gains (losses) arising during the period, before tax	271,338	530,585
Own credit on financial liabilities designated at fair value through profit or loss:
Gains (losses) arising during the period, before tax	1,349	(782)
Share of other comprehensive income (loss) of associates and joint ventures	1,335	2,828
Income tax relating to items that will not be reclassified	(106,638)	(213,008)
Total items that will not be reclassified to profit or loss, net of tax	243,358	487,825
Debt instruments at fair value through other comprehensive income:
Gains (losses) arising during the period, before tax	10,756	24,652
Reclassification adjustments for (gains) losses included in net profit, before tax	(14,535)	(104,141)
Exchange differences on translating foreign operations:
Gains (losses) arising during the period, before tax	70,685	(55,848)
Reclassification adjustments for (gains) losses included in net profit, before tax		1,313
Share of other comprehensive income (loss) of associates and joint ventures	18,268	(8,110)
Income tax relating to items that may be reclassified	886	24,290
Total items that may be reclassified subsequently to profit or loss, net of tax	86,060	(117,844)
Other comprehensive income, net of tax	329,418	369,981
Total comprehensive income	698,012	695,358
Total comprehensive income attributable to:
Shareholders of Sumitomo Mitsui Financial Group, Inc.	690,879	686,159
Non-controlling interests	1,768	2,770
Other equity instruments holders	¥ 5,365	¥ 6,429